UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                   FORM N-CSRS

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                     DATE OF FISCAL YEAR END: APRIL 30, 2005

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2004

ITEM 1.    REPORTS TO STOCKHOLDERS.


                            CAMBIAR OPPORTUNITY FUND

                       CAMBIAR INTERNATIONAL EQUITY FUND

                           CAMBIAR CONQUISTADOR FUND

                    Semi-Annual Report    October 31, 2004
                        The Advisors' Inner Circle Fund

                                  [LOGO Omittted] CAMBIAR INVESTORS

                                               MANAGER FOR ALL SEASONS

THE ADVISORS' INNER CIRCLE FUND                                 CAMBIAR FUNDS
                                                                OCTOBER 31, 2004

--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

Shareholders' Letter .....................................................    1

Statements of Net Assets .................................................    3

Statements of Operations .................................................   15

Statements of Changes in Net Assets ......................................   16

Financial Highlights .....................................................   19

Notes to Financial Statements ............................................   22

Shareholder Voting Results ...............................................   31

Disclosure of Fund Expenses ..............................................   32

--------------------------------------------------------------------------------

The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-777-8227; and (ii) on the Commission's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

--------------------------------------------------------------------------------
October 31, 2004

Dear Shareholders:

In the past six months, stocks experienced a moderate correction, leading to generally weak performance for most equity indices. The correction started some time in April, when a number of economic variables (notably interest rates and commodity prices) began to move in conflicting directions. This has created a good deal of confusion among investors on how to evaluate industry conditions for many companies, and has created some difficulties determining reasonable forward multiples. In July and early August, a series of disappointing earnings reports for many companies accelerated these declines. Overall market declines from top to bottom (reached around mid-August) were in the range of 9% for the S&P 500 Index and Dow Jones Industrial Average to 19% for the Nasdaq Composite Index. Outside the U.S., declines typically were in a low teen's percentage range. Going into the November 2nd U.S. elections, stocks began a sharp rebound from these declines, as emerging evidence of gathering strength in the economy coupled with an end to political uncertainties improved sentiment.

President Bush's re-election may engender permanence to some of the key economic reforms of his first term, such as low taxes on dividends and capital gains. Other key pro-business elements of the Bush platform, such as tort reform and limited regulation should benefit equity markets over time. The United States' enormous Federal budget and trade deficits will have to be addressed constructively in the next two years, however, to preserve stability in financial markets.

The real story in global financial markets for the past few months has not been stocks, politics, budget deficits, or earnings expectations. The action is in commodities and bonds, which has dampened the stock market's performance in our view. We are currently witness to two seemingly incompatible developments: exploding commodity prices, most notably for oil, and continued disappointment with job growth, leading to a material decline in forward interest rate expectations (yields on the 10-year Treasury bond fell from about 4.85% in early June to under 4.00% in late September). Historically, commodity prices cannot increase to the degree that they have without inflationary implications; this is not compatible with longer term bonds yielding 4.0% or less. One of these markets is probably wrong. At this point, we cannot say with conviction which side has the better fundamental underpinning. However, we suspect that the oil market, in particular, has been bitten by the speculation bug, and oil north of $50 per barrel probably does not have a

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

--------------------------------------------------------------------------------
market-driven basis in the longer term. But, as of this writing, that's what the market will bear; oil prices are up over 65% versus this time last year. This 'elephant in the room' will be so until such time as oil prices break.

By virtue of having limited exposure to energy and commodities, and being similarly conservative to the interest rate assumptions embedded in our positions, our portfolios have been a bit out of sync with the herd in the last three months. Though we do not discount the possibility that oil prices and limited employment growth will continue to fixate the market, we believe it would be utterly inappropriate to abandon our current holdings and posture to pursue the near term momentum in the market. Cambiar Investors has, for a long history, made money for clients by positioning itself somewhat outside of mainstream thinking, and in so doing has been able to buy good businesses at more favorable prices. Great deals in the stock market do not often come in a nice box with a bow on top, but rather in areas where a cheerful consensus is not to be found.


Sincerely,

/s/ Brian M. Barish

Brian M. Barish
President
Cambiar Investors LLC

THE ADVISORS' INNER CIRCLE FUND                     CAMBIAR OPPORTUNITY FUND
                                                    OCTOBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
SECTOR WEIGHTINGS+
--------------------------------------------------------------------------------

Insurance                                                                 13.7%
Pharmaceuticals                                                           10.6%
Retail                                                                    10.3%
Medical Products & Services                                               10.2%
Broadcasting, Newspapers & Advertising                                     6.8%
Short-Term Investments                                                     6.7%
Food, Beverage & Tobacco                                                   6.0%
Computer Software                                                          5.4%
Banking                                                                    3.7%
Telephones & Telecommunications                                            3.3%
Semi Conductors                                                            2.9%
Chemicals                                                                  2.2%
Motorcycles, Bicycles & Parts                                              2.2%
Petroleum & Fuel Products                                                  2.2%
Packaging                                                                  2.0%
Professional Services                                                      2.0%
Toys & Games                                                               2.0%
Environmental Services                                                     1.8%
Entertainment                                                              1.5%
Financial Services                                                         1.5%
Industrial                                                                 1.5%
Office Furniture & Fixtures                                                1.5%

+ PERCENTAGES ARE BASED ON TOTAL INVESTMENTS.

--------------------------------------------------------------------------------
COMMON STOCK - 93.2%
--------------------------------------------------------------------------------

                                                      SHARES         VALUE
                                                    ---------    -------------
BANKING -- 3.7%
   Bank of America ..........................          54,400    $   2,436,576
   US Bancorp ...............................          88,500        2,531,985
                                                                 -------------
                                                                     4,968,561
                                                                 -------------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 6.8%
   Fox Entertainment Group, Cl A* ...........         160,000        4,745,600
   Viacom, Cl B .............................         120,000        4,378,800
                                                                 -------------
                                                                     9,124,400
                                                                 -------------
CHEMICALS -- 2.2%
   Air Products & Chemicals .................          55,000        2,924,900
                                                                 -------------
COMPUTER SOFTWARE -- 5.3%
   BMC Software* ............................         175,000        3,311,000
   Microsoft ................................         140,000        3,918,600
                                                                 -------------
                                                                     7,229,600
                                                                 -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                     CAMBIAR OPPORTUNITY FUND
                                                    OCTOBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                     SHARES           VALUE
                                                   ----------    -------------
ENTERTAINMENT -- 1.5%
   Carnival .................................          40,000    $   2,022,400
                                                                 -------------
ENVIRONMENTAL SERVICES -- 1.8%
   Allied Waste Industries* .................         300,000        2,448,000
                                                                 -------------
FINANCIAL SERVICES -- 1.5%
   Goldman Sachs Group ......................          20,400        2,006,952
                                                                 -------------
FOOD, BEVERAGE & TOBACCO -- 6.1%
   Altria Group .............................         130,000        6,299,800
   Smithfield Foods* ........................          82,500        1,998,975
                                                                 -------------
                                                                     8,298,775
                                                                 -------------
INDUSTRIAL -- 1.5%
   Illinois Tool Works ......................          22,000        2,030,160
                                                                 -------------
INSURANCE -- 13.6%
   ACE ......................................          90,000        3,425,400
   Allstate .................................          64,000        3,077,760
   Assured Guaranty Ltd. ....................         200,000        3,284,000
   Conseco* .................................         100,000        1,676,000
   ING Groep ADR ............................         150,821        4,016,363
   St. Paul Travelers .......................          87,000        2,954,520
                                                                 -------------
                                                                    18,434,043
                                                                 -------------
MEDICAL PRODUCTS & SERVICES -- 10.2%
   Cigna ....................................          45,000        2,855,700
   Guidant ..................................          33,000        2,198,460
   HCA ......................................         112,000        4,113,760
   Humana* ..................................         120,500        2,307,575
   Medco Health Solutions* ..................          68,000        2,305,880
                                                                 -------------
                                                                    13,781,375
                                                                 -------------
MOTORCYCLES, BICYCLES & PARTS -- 2.2%
   Harley-Davidson ..........................          51,000        2,936,070
                                                                 -------------
OFFICE FURNITURE & FIXTURES -- 1.5%
   Pitney Bowes .............................          45,000        1,968,750
                                                                 -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                     CAMBIAR OPPORTUNITY FUND
                                                    OCTOBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                     SHARES           VALUE
                                                   ----------    -------------
PACKAGING -- 2.0%
   Pactiv* ..................................         115,000    $   2,724,350
                                                                 -------------
PETROLEUM & FUEL PRODUCTS -- 2.2%
   Halliburton ..............................          81,000        3,000,240
                                                                 -------------
PHARMACEUTICALS -- 10.6%
   Abbott Laboratories ......................         100,000        4,263,000
   GlaxoSmithKline ADR ......................         100,000        4,240,000
   Wyeth ....................................         145,000        5,749,250
                                                                 -------------
                                                                    14,252,250
                                                                 -------------
PROFESSIONAL SERVICES -- 2.0%
   Jacobs Engineering Group* ................          67,500        2,749,275
                                                                 -------------
RETAIL -- 10.3%
   Brinker International* ...................          80,000        2,584,000
   CVS ......................................          60,000        2,607,600
   Home Depot ...............................          72,000        2,957,760
   Limited Brands ...........................         120,000        2,973,600
   Target ...................................          55,000        2,751,100
                                                                 -------------
                                                                    13,874,060
                                                                 -------------
SEMI CONDUCTORS -- 2.9%
   Applied Materials* .......................         240,000        3,864,000
                                                                 -------------
TELEPHONES & TELECOMMUNICATIONS -- 3.3%
   Sprint-FON Group .........................         215,000        4,504,250
                                                                 -------------
TOYS & GAMES -- 2.0%
   Mattel ...................................         155,000        2,714,050
                                                                 -------------
   TOTAL COMMON STOCK
      (Cost $116,298,982) ...................                      125,856,461
                                                                 -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                     CAMBIAR OPPORTUNITY FUND
                                                    OCTOBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 6.8%
--------------------------------------------------------------------------------

                                                    SHARES           VALUE
                                                -------------    -------------
   HighMark Diversified Money Market Fund ...       5,380,985    $   5,380,985
   HighMark U.S. Government Money Market
   Fund .....................................       3,710,310        3,710,310
                                                                 -------------
   TOTAL SHORT-TERM INVESTMENTS
      (Cost $9,091,295) .....................                        9,091,295
                                                                 -------------
   TOTAL INVESTMENTS -- 100.0%
      (Cost $125,390,277) ...................                      134,947,756
                                                                 -------------
OTHER ASSETS AND LIABILITIES -- 0.0%
   Payable for Investment Securities
   Purchased ................................                       (1,399,174)
   Payable for Capital Shares Redeemed ......                         (477,944)
   Investment Advisory Fees Payable .........                          (90,430)
   Administration Fees Payable ..............                          (15,778)
   Trustees' Fees Payable ...................                           (2,853)
   Other Assets and Liabilities, Net ........                        2,037,435
                                                                 -------------
   TOTAL OTHER ASSETS AND LIABILITIES .......                           51,256
                                                                 -------------
NET ASSETS -- 100.0% ........................                    $ 134,999,012
                                                                 =============
 NET ASSETS CONSIST OF:
   Paid-in-Capital ..........................                    $ 126,758,183
   Distribution in excess of net
   investment income ........................                          (25,526)
   Accumulated net realized
   loss on investments ......................                       (1,291,124)
   Net unrealized appreciation on investments                        9,557,479
                                                                 -------------
   TOTAL NET ASSETS .........................                    $ 134,999,012
                                                                 =============
INSTITUTIONAL CLASS SHARES:
   Outstanding Shares of beneficial interest
   (unlimited authorization -- no par value)                         8,940,048
   Net Asset Value, Offering and
   Redemption Price Per Share ...............                           $15.10
                                                                        ======

  *   NON-INCOME PRODUCING SECURITY

ADR   AMERICAN DEPOSITARY RECEIPT

 CL   CLASS

LTD.  LIMITED

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                     CAMBIAR INTERNATIONAL
                                                    EQUITY FUND
                                                    OCTOBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
SECTOR WEIGHTINGS+
--------------------------------------------------------------------------------

Banks                                                                      12.7%
Insurance                                                                  11.3%
Telephones & Telecommunications                                            10.3%
Food, Beverage & Tobacco                                                    8.3%
Retail                                                                      7.5%
Chemicals                                                                   6.5%
Medical Products & Services                                                 5.6%
Financial Services                                                          5.3%
Computers & Services                                                        5.2%
Printing & Publishing                                                       5.1%
Automotive                                                                  4.6%
Advertising                                                                 3.5%
Drugs                                                                       3.3%
Aerospace & Defense                                                         2.7%
Wholesale                                                                   2.5%
Motorcycles, Bicycles & Parts                                               1.9%
Short-Term Investments                                                      1.8%
Machinery                                                                   1.3%
Semi Conductors                                                             0.5%
Consumer Products                                                           0.1%

+ PERCENTAGES ARE BASED ON TOTAL INVESTMENTS.

--------------------------------------------------------------------------------
FOREIGN COMMON STOCK - 96.7%
--------------------------------------------------------------------------------

                                                     SHARES           VALUE
                                                   ----------    -------------
BELGIUM -- 2.9%
   Fortis ...................................          30,000    $     761,322
                                                                 -------------

BERMUDA -- 5.4%
   ACE ......................................          14,600          555,676
   Assured Guaranty Ltd. ....................          32,000          525,440
   Catlin Group Ltd. ........................          50,000          332,563
                                                                 -------------
                                                                     1,413,679
                                                                 -------------
DENMARK -- 3.6%
   Carlsberg* ...............................          20,000          926,164
                                                                 -------------
FINLAND -- 1.4%
   Sampo ....................................          30,000          356,428
                                                                 -------------
FRANCE -- 5.9%
   Alcatel* .................................          40,493          590,294
   Renault ..................................          10,000          834,464
   SOITEC* ..................................          20,000          114,484
                                                                 -------------
                                                                     1,539,242
                                                                 -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                     CAMBIAR INTERNATIONAL
                                                    EQUITY FUND
                                                    OCTOBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FOREIGN COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------
                                                     SHARES           VALUE
                                                   ----------    -------------
GERMANY -- 12.6%
   Celesio* .................................          12,000    $     867,487
   Deutsche Boerse ..........................          20,000          996,015
   Henkel KGaA* .............................          15,000        1,065,469
   MAN ......................................          10,000          344,725
                                                                 -------------
                                                                     3,273,696
                                                                 -------------
HONG KONG -- 2.5%
   China Mobile Hong Kong ADR* ..............          45,000          654,750
                                                                 -------------
IRELAND -- 8.4%
   Bank of Ireland ..........................          60,000          820,472
   Depfa Bank ...............................          50,000          763,230
   Independent News & Media .................         200,000          580,054
   Waterford Wedgwood .......................         154,260           17,660
                                                                 -------------
                                                                     2,181,416
                                                                 -------------
ITALY -- 1.9%
   Ducati Motor Holding* ....................         360,000          487,246
                                                                 -------------
JAPAN -- 3.4%
   Honda Motor ADR ..........................          14,000          340,060
   TDK ......................................           8,000          554,478
                                                                 -------------
                                                                       894,538
                                                                 -------------
NETHERLANDS -- 12.8%
   Aegon ....................................          46,619          514,674
   Buhrmann .................................          86,442          641,058
   CSM ......................................          20,000          484,396
   ING Groep ................................          36,858          972,868
   Wolters Kluwer* ..........................          40,000          727,103
                                                                 -------------
                                                                     3,340,099
                                                                 -------------
SOUTH KOREA -- 2.1%
   KT ADR ...................................          30,000          553,800
                                                                 -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                     CAMBIAR INTERNATIONAL
                                                    EQUITY FUND
                                                    OCTOBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FOREIGN COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                    SHARES           VALUE
                                                -------------    -------------
SWITZERLAND -- 9.8%
   Clariant* ................................          45,000    $     606,767
   Nestle ...................................           3,000          707,270
   Novartis ADR* ............................          12,000          576,120
   Swatch Group* ............................           5,000          667,943
                                                                 -------------
                                                                     2,558,100
                                                                 -------------
UNITED KINGDOM -- 24.0%
   BAE Systems ..............................         156,569          683,495
   Boots Group ..............................          50,000          602,827
   GlaxoSmithKline ADR ......................          20,000          848,000
   ITV ......................................             102              200
   ITV Convertible Shares* ..................               9                6
   Kingfisher ...............................         120,000          664,575
   Lloyds TSB Group .........................         115,526          912,334
   Misys ....................................         200,000          788,805
   Vodafone Group ADR* ......................          33,000          851,070
   WPP Group ................................          90,000          901,217
                                                                 -------------
                                                                     6,252,529
                                                                 -------------
   TOTAL FOREIGN COMMON STOCK
      (Cost $20,802,663) ....................                       25,193,009
                                                                 -------------
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT -- 1.8%
--------------------------------------------------------------------------------
   Union Bank of California Money Market Fund
      (Cost $470,773) .......................         470,773          470,773
                                                                 -------------
   TOTAL INVESTMENTS -- 98.5%
      (Cost $21,273,436) ....................                       25,663,782
                                                                 -------------
OTHER ASSETS AND LIABILITIES -- 1.5%
   Investment Advisory Fees Payable .........                          (23,883)
   Administration Fees Payable ..............                           (3,093)
   Trustees' Fees Payable ...................                           (2,687)
   Other Assets and Liabilities, Net ........                          408,402
                                                                 -------------
   TOTAL OTHER ASSETS AND LIABILITIES .......                          378,739
                                                                 -------------
   NET ASSETS -- 100.0% .....................                    $  26,042,521
                                                                 =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                     CAMBIAR INTERNATIONAL
                                                    EQUITY FUND
                                                    OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------

                                                                     VALUE
                                                                 -------------

   Paid-in-Capital ........................................      $  22,774,077
   Undistributed net investment income ....................             11,573
   Accumulated net realized loss on investments ...........         (1,139,378)
   Net unrealized appreciation on investments .............          4,390,346
   Net unrealized appreciation on foreign currencies
      and translation of other assets and liabilities
      denominated in foreign currencies ...................              5,903
                                                                 -------------
   TOTAL NET ASSETS .......................................      $  26,042,521
                                                                 =============
INSTITUTIONAL CLASS SHARES:
   Outstanding Shares of beneficial interest
   (unlimited authorization -- no par value) ..............          1,263,582
   Net Asset Value, Offering and Redemption Price Per Share             $20.61
                                                                        ======

  *   NON-INCOME PRODUCING SECURITY

ADR   AMERICAN DEPOSITARY RECEIPT

LTD.  LIMITED

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                     CAMBIAR
                                                    CONQUISTADOR FUND
                                                    OCTOBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
SECTOR WEIGHTINGS+
--------------------------------------------------------------------------------

Short-Term Investments                                                     36.5%
Retail                                                                      8.9%
Medical Products & Services                                                 5.4%
Computer Software                                                           4.5%
Technology                                                                  4.5%
Consumer Discretionary                                                      4.3%
Apparel/Textiles                                                            4.3%
Insurance                                                                   4.0%
Food, Beverage & Tobacco                                                    3.8%
Semi Conductors                                                             2.9%
Chemicals                                                                   2.4%
Machinery                                                                   2.4%
Finance                                                                     2.2%
Entertainment                                                               2.1%
Petroleum & Fuel Products                                                   2.1%
Banks                                                                       2.0%
Building & Construction Supplies                                            2.0%
Industrials                                                                 2.0%
Pharmaceuticals                                                             1.9%
Hotel & Lodging                                                             1.8%

+ Percentages are based on total investments.

--------------------------------------------------------------------------------
COMMON STOCK - 63.0%
--------------------------------------------------------------------------------

                                                    SHARES           VALUE
                                                  ----------    -------------
APPAREL/TEXTILES -- 4.3%
   Kellwood .................................           1,200    $      37,752
   Reebok International Ltd. ................           1,000           37,000
                                                                 -------------
                                                                        74,752
                                                                 -------------

BANKS -- 2.0%
   NewAlliance Bancshares ...................           2,500           34,700
                                                                 -------------
BUILDING & CONSTRUCTION SUPPLIES -- 2.0%
   York International .......................           1,100           35,024
                                                                 -------------
CHEMICALS -- 2.4%
   Valspar ..................................             900           41,994
                                                                 -------------
COMPUTER SOFTWARE -- 4.4%
   Activision* ..............................           3,000           43,440
   THQ* .....................................           1,800           34,020
                                                                 -------------
                                                                        77,460
                                                                 -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                     CAMBIAR
                                                    CONQUISTADOR FUND
                                                    OCTOBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                     SHARES           VALUE
                                                   ----------    -------------
CONSUMER DISCRETIONARY -- 4.3%
   Ruby Tuesday .............................           1,200    $      29,640
   Tempur-Pedic International* ..............           2,800           45,472
                                                                 -------------
                                                                        75,112
                                                                 -------------
ENTERTAINMENT -- 2.0%
   Regal Entertainment Group, Cl A ..........           1,800           35,838
                                                                 -------------
FINANCE -- 2.2%
   Alliance Capital Management Holding ......           1,000           38,000
                                                                 -------------
FOOD, BEVERAGE & TOBACCO -- 3.8%
   Del Monte Foods* .........................           3,300           35,244
   Hain Celestial Group* ....................           1,900           30,742
                                                                 -------------
                                                                        65,986
                                                                 -------------
HOTELS & LODGING -- 1.8%
   Ameristar Casinos ........................             900           31,253
                                                                 -------------
INDUSTRIAL -- 2.0%
   Nordson ..................................           1,000           35,020
                                                                 -------------
INSURANCE -- 3.9%
   Aspen Insurance Holdings Ltd. ............           1,500           34,500
   Max Re Capital Ltd. ......................           1,800           33,966
                                                                 -------------
                                                                        68,466
                                                                 -------------
MACHINERY -- 2.4%
   Kennametal ...............................             900           41,877
                                                                 -------------
MEDICAL PRODUCTS & SERVICES -- 5.4%
   Health Net* ..............................           1,400           33,964
   Triad Hospitals* .........................           1,000           33,030
   WebMD* ...................................           3,600           27,216
                                                                 -------------
                                                                        94,210
                                                                 -------------
PETROLEUM & FUEL PRODUCTS -- 2.1%
   Patterson-UTI Energy .....................           1,900           36,537
                                                                 -------------
PHARMACEUTICALS -- 1.9%
   Cephalon* ................................             700           33,369
                                                                 -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                     CAMBIAR
                                                    CONQUISTADOR FUND
                                                    OCTOBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED

                                                      SHARES          VALUE
                                                    ----------    -------------
RETAIL -- 8.8%
   New York & Co.* ..........................           2,500    $      51,750
   Saks .....................................           2,800           34,216
   Talbots ..................................           1,200           31,668
   Zale* ....................................           1,300           37,076
                                                                 -------------
                                                                       154,710
                                                                 -------------
SEMI CONDUCTORS -- 2.9%
   Credence Systems* ........................           3,000           22,650
   MEMC Electronic Materials* ...............           3,000           28,200
                                                                 -------------
                                                                        50,850
                                                                 -------------
TECHNOLOGY -- 4.4%
   NDS Group ADR* ...........................           1,400           36,638
   Storage Technology* ......................           1,500           40,530
                                                                 -------------
                                                                        77,168
                                                                 -------------
   TOTAL COMMON STOCK
      (Cost $1,058,642) .....................                        1,102,326
                                                                 -------------
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 36.2%
--------------------------------------------------------------------------------
   HighMark Diversified Money Market Fund ...          69,908           69,908
   HighMark U.S. Government Money Market Fund          69,908           69,908
   Union Bank of California Money Market Fund         493,118          493,118
                                                                 -------------
   TOTAL SHORT-TERM INVESTMENTS
      (Cost $632,934) .......................                          632,934
                                                                 -------------
   TOTAL INVESTMENTS -- 99.2%
      (Cost $1,691,576) .....................                        1,735,260
                                                                 -------------
OTHER ASSETS AND LIABILITIES -- 0.8%
   Reimbursement Receivable from
   Investment Advisor .......................                            8,318
   Payable for Investment Securities Purchased                         (28,476)
   Administration Fees Payable ..............                             (209)
   Trustees' Fees Payable ...................                             (144)
   Other Assets and Liabilities, Net ........                           34,105
                                                                 -------------
   TOTAL OTHER ASSETS AND LIABILITIES .......                           13,594
                                                                 -------------
NET ASSETS -- 100.0% ........................                    $   1,748,854
                                                                 =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                     CAMBIAR
                                                    CONQUISTADOR FUND
                                                    OCTOBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------

                                                                     VALUE
                                                                 -------------
   Paid-in-Capital ..........................................    $   1,700,200
   Accumulated net investment loss ..........................           (3,101)
   Accumulated net realized gain on
   investments ..............................................            8,071
   Net unrealized appreciation on investments ...............           43,684
                                                                 -------------
   TOTAL NET ASSETS .........................................    $   1,748,854
                                                                 =============
INSTITUTIONAL CLASS SHARES:
   Outstanding Shares of beneficial interest
   (unlimited authorization -- no par value) ................          170,020
   Net Asset Value, Offering and
   Redemption Price Per Share ...............................           $10.29
                                                                        ======

  *  NON-INCOME PRODUCING SECURITY

ADR  AMERICAN DEPOSITARY RECEIPT

 CL  CLASS

LTD. LIMITED

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                     CAMBIAR FUNDS
                                                    FOR THE SIX MONTHS ENDED
                                                    OCTOBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                                  INTERNATIONAL
                                                  OPPORTUNITY        EQUITY        CONQUISTADOR
                                                     FUND             FUND             FUND*
                                                 -------------    -------------    -------------
INVESTMENT INCOME
Dividends ....................................   $     890,342    $     292,339    $         651
Interest .....................................          38,617            7,232            1,496
Less: Foreign Taxes Withheld .................         (21,662)         (20,408)              --
                                                 -------------    -------------    -------------
   TOTAL INVESTMENT INCOME ...................         907,297          279,163            2,147
                                                 -------------    -------------    -------------
EXPENSES
Investment Advisory Fees .....................         599,171          136,355            3,258
Shareholder Servicing Fees ...................         193,700              245            4,178
Administration Fees ..........................          99,885           21,295              409
Trustees' Fees ...............................           3,963            2,420              144
Transfer Agent Fees ..........................          37,712           16,483            4,763
Legal Fees ...................................          26,098            7,560            1,039
Registration & Filing Fees ...................          12,329           10,404              685
Printing Fees ................................          11,610            5,040              736
Audit Fees ...................................           8,045            7,562            2,507
Custodian Fees ...............................           4,583            7,360              127
Deferred Offering Costs (1) ..................              --               --            3,480
Other Expenses ...............................           1,745            3,650              559
                                                 -------------    -------------    -------------
   TOTAL EXPENSES ............................         998,841          218,374           21,885
                                                 -------------    -------------    -------------
Less:
  Investment Advisory Fees Waived ............         (99,502)              --           (3,258)
  Other Operating Fees Reimbursed ............              --               --          (13,379)
                                                 -------------    -------------    -------------
   NET EXPENSES ..............................         899,339          218,374            5,248
                                                 -------------    -------------    -------------
NET INVESTMENT INCOME (LOSS) .................           7,958           60,789           (3,101)
                                                 -------------    -------------    -------------
NET REALIZED GAIN (LOSS) ON INVESTMENTS ......        (640,042)        (556,650)           8,071
NET REALIZED LOSS ON FOREIGN CURRENCY
   TRANSACTIONS ..............................              --          (25,839)              --
NET CHANGE IN UNREALIZED APPRECIATION
   ON INVESTMENTS ............................       2,673,504          778,058           43,684
NET CHANGE IN UNREALIZED APPRECIATION ON
   FOREIGN CURRENCIES AND TRANSLATION OF
   OTHER ASSETS AND LIABILITIES DENOMINATED IN
   FOREIGN CURRENCIES ........................              --            1,788               --
                                                 -------------    -------------    -------------
NET GAIN ON INVESTMENTS AND FOREIGN
   CURRENCY TRANSACTIONS .....................       2,033,462          197,357           51,755
                                                 -------------    -------------    -------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ...   $   2,041,420    $     258,146    $      48,654
                                                 =============    =============    =============

*   COMMENCED OPERATIONS ON AUGUST 31, 2004

(1) SEE NOTE 2 IN NOTES TO FINANCIAL STATEMENTS.

AMOUNTS DESIGNATED AS "--" ARE $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              CAMBIAR OPPORTUNITY
                                                             FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                           SIX MONTHS           YEAR
                                                                             ENDED             ENDED
                                                                        OCTOBER 31, 2004     APRIL 30,
                                                                          (UNAUDITED)           2004
                                                                        ----------------    ------------
OPERATIONS:
   Net Investment Income ............................................   $          7,958    $    221,021
   Net Realized Gain (Loss) on Investments ..........................           (640,042)      2,961,344
   Net Change in Unrealized Appreciation on Investments .............          2,673,504       8,185,428
                                                                        ----------------    ------------
   NET INCREASE IN NET ASSETS RESULTING
     FROM OPERATIONS ................................................          2,041,420      11,367,793
                                                                        ----------------    ------------
DIVIDENDS:
   Net Investment Income ............................................            (55,386)       (237,630)
                                                                        ----------------    ------------
CAPITAL SHARE TRANSACTIONS:
   Issued ...........................................................         47,564,463      73,302,293
   In Lieu of Dividends .............................................             54,366         231,998
   Redeemed .........................................................        (12,149,011)    (10,743,348)
                                                                        ----------------    ------------
   NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS .......         35,469,818      62,790,943
                                                                        ----------------    ------------
   TOTAL INCREASE IN NET ASSETS .....................................         37,455,852      73,921,106

NET ASSETS:
   Beginning of period ..............................................         97,543,160      23,622,054
                                                                        ----------------    ------------
   End of period (including (distribution in excess of net investment income)/undistributed net investment income)
     of $(25,526) and $21,902, respectively) ........................   $    134,999,012    $ 97,543,160
                                                                        ================    ============

SHARE TRANSACTIONS:
   Issued ...........................................................          3,226,303       5,116,639
   In Lieu of Dividends .............................................              3,593          17,967
   Redeemed .........................................................           (832,800)       (746,957)
                                                                        ----------------    ------------
   NET INCREASE IN SHARES OUTSTANDING ...............................          2,397,096       4,387,649
                                                                        ================    ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                            CAMBIAR INTERNATIONAL
                                                           EQUITY FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                           SIX MONTHS            YEAR
                                                                             ENDED               ENDED
                                                                        OCTOBER 31, 2004       APRIL 30,
                                                                          (UNAUDITED)            2004
                                                                        ----------------    ---------------
OPERATIONS:
   Net Investment Income ............................................   $         60,789    $       134,118
   Net Realized Gain (Loss) on Investments ..........................           (556,650)         1,727,508
   Net Realized Loss on Foreign Currency Transactions ...............            (25,839)          (111,643)
   Net Change in Unrealized Appreciation on Investments .............            778,058          5,496,722
   Net Change in Unrealized Appreciation on Foreign Currencies
     and Translation of Other Assets and Liabilities Denominated
     in Foreign Currencies ..........................................              1,788                923
                                                                        ----------------    ---------------
   NET INCREASE IN NET ASSETS RESULTING
     FROM OPERATIONS ................................................            258,146          7,247,628
                                                                        ----------------    ---------------
DIVIDENDS:
   Net Investment Income ............................................                 --           (114,380)
                                                                        ----------------    ---------------
CAPITAL SHARE TRANSACTIONS:
   Issued ...........................................................          3,379,371          1,998,906
   In Lieu of Dividends .............................................                 --            113,661
   Redemption Fees -- Note 2 ........................................                 --                185
   Redeemed .........................................................            (90,943)          (610,201)
                                                                        ----------------    ---------------
   NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS                  3,288,428          1,502,551
                                                                        ----------------    ---------------
     TOTAL INCREASE IN NET ASSETS ...................................          3,546,574          8,635,799

NET ASSETS:
   Beginning of period ..............................................         22,495,947         13,860,148
                                                                        ----------------    ---------------
   End of period (including undistributed net investment income/
     (distributions in excess of net investment income)
     of $11,573 and $(49,216), respectively) ........................   $     26,042,521    $    22,495,947
                                                                        ================    ===============
SHARE TRANSACTIONS:
   Issued ...........................................................            166,909            101,665
   In Lieu of Dividends .............................................                 --              5,908
   Redeemed .........................................................             (4,698)           (31,438)
                                                                        ----------------    ---------------
   NET INCREASE IN SHARES OUTSTANDING ...............................            162,211             76,135
                                                                        ================    ===============

AMOUNTS DESIGNATED AS "--" ARE $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                CAMBIAR
                                                               CONQUISTADOR FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                             AUGUST 31,
                                                                              2004* TO
                                                                          OCTOBER 31, 2004
                                                                            (UNAUDITED)
                                                                          ----------------
OPERATIONS:
   Net Investment Loss ................................................   $         (3,101)
   Net Realized Gain on Investments ...................................              8,071
   Net Change in Unrealized Appreciation on Investments ...............             43,684
                                                                          ----------------
   Net Increase in Net Assets Resulting from Operations ...............             48,654
                                                                          ----------------
CAPITAL SHARE TRANSACTIONS:
   Issued .............................................................          1,700,200
                                                                          ----------------
NET INCREASE FROM CAPITAL SHARE TRANSACTIONS ..........................          1,700,200
                                                                          ----------------
   TOTAL INCREASE IN NET ASSETS .......................................          1,748,854

NET ASSETS:
   Beginning of period ................................................                 --
                                                                          ----------------
   End of Period (including accumulated net investment
   loss of ($3,101))                                                      $      1,748,854
                                                                          ================
SHARE TRANSACTIONS:
   Issued .............................................................            170,020
                                                                          ----------------
   NET INCREASE IN SHARES OUTSTANDING FROM SHARE TRANSACTIONS .........            170,020
                                                                          ================

* COMMENCEMENT OF OPERATIONS

AMOUNTS DESIGNATED AS "--" ARE $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              CAMBIAR OPPORTUNITY
                                                             FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                SELECTED PER SHARE DATA & RATIOS
                                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                         SIX MONTHS
                                            ENDED
                                         OCTOBER 31,                              YEAR ENDED APRIL 30,
                                            2004         -----------------------------------------------------------------------
                                         (UNAUDITED)        2004           2003(1)         2002           2001          2000
                                         -----------     -----------     -----------    -----------    -----------   -----------
Net Asset Value, Beginning
   of Period .........................   $     14.91     $     10.96     $     12.84    $     13.29    $     14.13   $     12.29
Income (Loss) from
   Operations:
Net Investment Income ................            --(2)         0.06(2)         0.06           0.01           0.11            --
Net Realized and Unrealized
   Gain (Loss) .......................          0.20(2)         3.97(2)        (1.90)         (0.45)          1.93          2.78
                                         -----------     -----------     -----------    -----------    -----------   -----------
Total from Operations ................          0.20            4.03           (1.84)         (0.44)          2.04          2.78
                                         -----------     -----------     -----------    -----------    -----------   -----------
Dividends and Distributions:
Net Investment Income ................         (0.01)          (0.08)          (0.04)         (0.01)         (0.08)           --
Net Realized Gain ....................            --              --              --          (0.00)++       (2.71)        (0.87)
Return of Capital ....................            --              --              --          (0.00)++       (0.09)        (0.07)
                                         -----------     -----------     -----------    -----------    -----------   -----------
Total Dividends and
   Distributions .....................         (0.01)          (0.08)          (0.04)         (0.01)         (2.88)        (0.94)
                                         -----------     -----------     -----------    -----------    -----------   -----------
Net Asset Value,
   End of Period .....................   $     15.10     $     14.91     $     10.96    $     12.84    $     13.29   $     14.13
                                         ===========     ===========     ===========    ===========    ===========   ===========
TOTAL RETURN+ ........................          1.32%**        36.93%         (14.31)%        (3.32)%        15.63%        23.26%
                                         ===========     ===========     ===========    ===========    ===========   ===========
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
   (Thousands) .......................   $   134,999     $    97,543     $    23,622    $    38,627    $     6,011   $     4,075
Ratio of Expenses to
   Average Net Assets
   (Excluding Waivers) ...............          1.66%*          2.01%           2.13%          2.12%          3.91%         5.50%
Ratio of Expenses to
   Average Net Assets ................          1.50%*          1.37%           1.30%          1.30%          1.30%         1.31%
Ratio of Net Investment
   Income to Average
   Net Assets ........................          0.01%*          0.46%           0.49%          0.06%          0.49%         0.01%
Portfolio Turnover Rate ..............            23%             45%            118%            47%            96%           95%

  *   ANNUALIZED
 **   TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.
  + TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED AND ASSUMED BY THE ADVISER DURING THE PERIOD. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBU TIONS OR THE REDEMPTION OF FUND SHARES.
 ++   AMOUNT REPRESENTS LESS THAN $0.01 PER SHARE.
(1) ON JUNE 24, 2002, THE ADVISORS' INNER CIRCLE FUND CAMBIAR OPPORTUNITY FUND ACQUIRED THE ASSETS AND LIABILI TIES OF THE UAM CAMBIAR OPPORTUNITY PORTFOLIO, A SERIES OF UAM FUNDS TRUST. THE OPERATIONS OF THE ADVISORS' INNER CIRCLE FUND CAMBIAR OPPORTUNITY FUND PRIOR TO THE ACQUISITION WERE THOSE OF THE PREDECESSOR FUND, THE UAM CAMBIAR OPPORTUNITY PORTFOLIO. SEE
      NOTE 1 IN NOTES TO FINANCIAL STATEMENTS.
(2)   PER SHARE DATA CALCULATED USING THE AVERAGE SHARES METHOD.

AMOUNTS DESIGNATED AS "--" ARE $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                            CAMBIAR INTERNATIONAL
                                                           EQUITY FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINACIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                SELECTED PER SHARE DATA & RATIOS
                                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                  SIX MONTHS
                                                     ENDED              YEAR            SEPTEMBER 9,
                                                  OCTOBER 31,           ENDED             2002* TO
                                                     2004             APRIL 30,           APRIL 30,
                                                  (UNAUDITED)           2004                2003
                                                 -------------      -------------       -------------
Net Asset Value, Beginning of Period .........   $       20.43      $       13.52       $       14.55
Income (Loss) from Operations:
Net Investment Income ........................            0.05(1)            0.13(1)             0.09
Net Realized and Unrealized Gain (Loss) ......            0.13(1)            6.89(1)            (1.12)
                                                 -------------      -------------       -------------
Total from Operations ........................            0.18               7.02               (1.03)
                                                 -------------      -------------       -------------
Redemption Fees ..............................              --              (0.00)(2)              --
                                                 -------------      -------------       -------------
Dividends:
Dividends from net investment income .........              --              (0.11)                 --
                                                 -------------      -------------       -------------
Total Dividends ..............................              --              (0.11)                 --
                                                 -------------      -------------       -------------
Net Asset Value, End of Period ...............   $       20.61      $       20.43       $       13.52
                                                 =============      =============       =============
TOTAL RETURN+ ................................            0.88%***          51.97%++            (7.08)%***++
                                                 =============      =============       =============

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) ........   $      26,043      $      22,496       $      13,860
Ratio of Expenses to Average Net Assets
   (Excluding Waivers) .......................            1.72%**            2.05%               3.02%**
Ratio of Expenses to Average Net Assets ......            1.72%**            1.75%               1.75%**
Ratio of Net Investment Income to
   Average Net Assets ........................            0.48%**            0.70%               1.07%**
Portfolio Turnover Rate ......................              21%                76%                 95%


  *   COMMENCEMENT OF OPERATIONS
 **   ANNUALIZED
***   TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.
  + RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
 ++ TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED AND ASSUMED BY THE ADVISER DURING THE PERIOD.
(1)   PER SHARE DATA CALCULATED USING THE AVERAGE SHARES METHOD.
(2)   AMOUNT REPRESENTS LESS THAN $0.01 PER SHARE.
AMOUNTS DESIGNATED AS "--" ARE $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                CAMBIAR
                                                               CONQUISTADOR FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                SELECTED PER SHARE DATA & RATIOS
                                   FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                               AUGUST 31,
                                                                2004* TO
                                                            OCTOBER 31, 2004
                                                              (UNAUDITED)
                                                            ----------------
Net Asset Value, Beginning of Period ....................   $          10.00
Income from Operations:
Net Investment Loss .....................................              (0.02)(1)
Net Realized and Unrealized Gain ........................               0.31(1)
                                                            ----------------
Total from Operations ...................................               0.29
                                                            ----------------
Net Asset Value, End of Period ..........................   $          10.29
                                                            ================
TOTAL RETURN+ ...........................................               2.90%***
                                                            ================

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) ...................   $          1,749
Ratio of Expenses to Average Net Assets
   (Excluding Waivers) ..................................               7.71%**
Ratio of Expenses to Average Net Assets .................               1.85%**
Ratio of Net Investment Loss to
   Average Net Assets ...................................              (1.09)%**
Portfolio Turnover Rate .................................                 10%

  *   COMMENCEMENT OF OPERATIONS
 **   ANNUALIZED
***   TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.
  + TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED AND ASSUMED BY THE ADVISER DURING THE PERIOD. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
(1)   PER SHARE DATA CALCULATED USING THE AVERAGE SHARES METHOD.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 43 funds. The financial statements herein are those of the Cambiar Opportunity Fund, Cambiar International Equity Fund and Cambiar Conquistador Fund (collectively the "Funds", individually the "Fund"). The financial statements of the remaining funds are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. The Funds' prospectus provides a description of the Funds' investment objectives, policies and strategies.

On June 7, 2002, the shareholders of the UAM Cambiar Opportunity Portfolio (the "UAM Portfolio"), a series of the UAM Funds Trust (the "UAM Funds"), voted to approve a tax-free reorganization of the UAM Portfolio through a transfer of all assets and liabilities to The Advisors' Inner Circle Fund Cambiar Opportunity Fund (the "Reorganization"). The Reorganization took place on June 24, 2002.

On September 9, 2002, shareholders of the Cambiar International Equity Trust, a Delaware business trust, received shares of the The Advisors' Inner Circle Fund Cambiar International Equity Fund, an open-end management investment company, in a tax-free exchange for their shares of the Cambiar International Equity Trust, through a transfer of all assets to The Advisors' Inner Circle Fund Cambiar International Equity Fund.

On August 31, 2004, the Cambiar Conquistador Fund commenced operations.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Funds.

      USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS
--------------------------------------------------------------------------------
      SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

      Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees (the "Board"). The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

      The Cambiar International Equity Fund uses a third party fair valuation vendor. The vendor provides a fair value for foreign securities held by the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a "confidence interval" which is

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS
--------------------------------------------------------------------------------
      used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Cambiar International Equity Fund shall value the non-U.S. securities in its portfolio that exceed the applicable "confidence interval" based upon the adjusted prices provided by the fair valuation vendor.

      For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee Meeting be called. In addition, the Fund's administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser if the Fund is holding the relevant security that such limits have been exceeded. In such event, the adviser makes the determination whether a Committee Meeting should be called based on the information provided.

      SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are based on specific identification.

      FOREIGN CURRENCY TRANSLATION -- The books and records of the Cambiar International Equity Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

--------------------------------------------------------------------------------
      into U.S. dollars on the date of valuation. The Cambiar International Equity Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized gains and losses on investments and net change in unrealized appreciation (depreciation) on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from forward foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Cambiar International Equity Fund's books and the U.S. dollar equivalent amounts actually received or paid.

      EXPENSES -- Expenses of the Trust that can be directly attributed to a particular fund are borne by that fund. Expenses which cannot be directly attributed to a fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

      DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Funds will distribute substantially all of their net investment income and all net realized capital gains, if any, at least annually. All distributions are recorded on ex-dividend date.

      OFFERING COSTS -- The Cambiar Conquistador Fund's offering costs, which include registration fees, typesetting and prospectus printing, and preparation of the initial registration statement, are being amortized over a twelve-month period from inception. As of October 31, 2004, $37,496 remained to be amortized.

      REDEMPTION FEES -- The Cambiar International Equity Fund and Cambiar Conquistador Fund retain a redemption fee of 2.00% on redemptions of capital shares held for less than ninety days. For the six months ended October 31, 2004, the Funds had no redemption fees retained.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly-owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

--------------------------------------------------------------------------------
4. ADMINISTRATION, DISTRIBUTION, SHAREHOLDER SERVICING, AND TRANSFER AGENT
   AGREEMENTS:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $225,000 or 0.08% of the first $500 million, 0.06% of the next $500 million, 0.045% of the next $2 billion and 0.035% of any amount above $3 billion of the Funds' average daily net assets. For the six months ended October 31, 2004, the Cambiar Opportunity Fund, Cambiar International Equity Fund, and Cambiar Conquistador Fund each paid the Administrator 0.08%, 0.08% and 0.02%, respectively, of each Fund's average daily net assets.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

Certain brokers, dealers, banks, trust companies and other financial representatives receive compensation from the Funds for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of the Funds that are serviced by the financial representative. Such fees are paid by the Funds to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Funds' transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this calculated amount are paid by Cambiar Investors, LLC ("the Adviser").

DST Systems, Inc. serves as the Transfer Agent and dividend disbursing agent for the Funds under a transfer agency agreement.

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Cambiar Opportunity, Cambiar International Equity, and the Cambiar Conquistador Funds at a fee calculated at an annual rate of 1.00%, 1.10% and 1.15%, respectively, of each Fund's average daily net assets. Prior to June 14, 2004, the Adviser provided investment advisory services to the Cambiar International Equity Fund at a fee calculated at an annual rate of 1.00% of the Fund's average daily net assets. The Adviser voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Cambiar Opportunity, the Cambiar International Equity and the Cambiar Conquistador Funds' total annual operating expenses from exceeding 1.50%, 1.85% and 1.85% of each Fund's average daily net assets, respectively. Prior to June 14, 2004, the Adviser voluntarily agreed to waive a portion of its advisory fees and

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS
--------------------------------------------------------------------------------
to assume expenses, if necessary, in order to keep the Cambiar International Equity Fund's total annual operating expenses from exceeding 1.75%.

Union Bank of California, N.A. acts as custodian (the "Custodian") for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased and sold by the Funds.

6. INVESTMENT TRANSACTIONS:

For the six months ended October 31, 2004, the Funds made purchases and sales of investment securities other than long-term U.S. Government and short-term securities as follows:

                                                     PURCHASES         SALES
                                                    ------------    ------------
      Opportunity Fund .......................      $ 59,886,942    $ 25,561,781
      International Equity Fund ..............         7,955,916       4,840,477
      Conquistador Fund ......................         1,149,200          98,629

There were no purchases or sales of long-term U.S. Government Securities for any of the Funds.

7. FEDERAL TAX INFORMATION:

It is each Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Cambiar International Equity Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Cambiar International Equity Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains as earned.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments for foreign currency transactions. Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital.

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS
--------------------------------------------------------------------------------
The tax character of dividends and distributions paid during the last two fiscal years were as follows:

                                   ORDINARY
                                    INCOME
                                  ----------
Opportunity Fund
  2004                            $  237,630
  2003                               104,036

International Equity Fund
  2004                            $  114,380
  2003                                    --

As of April 30, 2004 the components of Distributable Earnings were as follows:

                                                     CAMBIAR          CAMBIAR
                                                   OPPORTUNITY    INTERNATIONAL
                                                       FUND         EQUITY FUND
                                                   ------------   -------------
Undistributed Ordinary Income                      $     21,902     $    26,465
Capital Loss Carryforwards                             (516,521)       (556,890)
Post October Currency Losses                                 --         (60,976)
Unrealized Appreciation                               6,749,414       3,616,403
Other Temporary Differences                                  --         (14,704)
                                                   ------------   -------------
Total Distributable Earnings                       $  6,254,795     $ 3,010,298
                                                   ============   =============

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Funds that may be carried forward for a maximum period of eight years and applied against future net realized gains. As of April 30, 2004, the Funds had the following capital loss carryforwards:

                                                     TOTAL CAPITAL
                        EXPIRES         EXPIRES    LOSS CARRYFORWARD
                          2012           2011          04/30/04
                        --------       ---------   -----------------
Opportunity
  Fund                  $     --       $ 516,521      $    516,521
International Equity
  Fund                   112,920         443,970           556,890

For the year ended April 30, 2004, the Cambiar Opportunity Fund utilized $1,104,328 of capital loss carryforwards.

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

--------------------------------------------------------------------------------
Post-October losses represent losses realized on investment transactions from November 1, 2003 through April 30, 2004 that, in accordance with Federal income tax regulations, a Fund may elect to defer and treat as having arisen in the following year.

For Federal income tax purposes, the cost of securities owned at October 31, 2004, and the net realized gains or losses on securities sold for the period were the same as amounts reported for financial reporting purposes. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Funds at October 31, 2004, were as follows:

                    FEDERAL        APPRECIATED      DEPRECIATED   NET UNREALIZED
                   TAX COST        SECURITIES       SECURITIES     APPRECIATION
                 -------------     -----------     ------------   --------------
Opportunity
  Fund           $ 125,390,277     $12,686,017     $ (3,128,538)  $    9,557,479

International
  Equity Fund       21,273,436       4,697,353         (307,007)       4,390,346

Conquistador
  Fund               1,691,576          61,696          (18,012)          43,684

8. RISKS:

At October 31, 2004, the net assets of the Cambiar International Equity Fund were substantially comprised of foreign denominated securities and/or currency. Changes in currency exchange rates will affect the value of, and investment income from, such securities and currency.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibly lower level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

--------------------------------------------------------------------------------
9. OTHER:

At October 31, 2004, 68% of total shares outstanding were held by one record shareholder in the Cambiar Opportunity Fund, 17% of total shares outstanding were held by one record shareholder in the Cambiar International Equity Fund and 100% of total shares outstanding were held by two record shareholders in the Cambiar Conquistador Fund, each owning 10% or greater of the aggregate total shares outstanding. These shareholders are comprised of omnibus accounts that are held on behalf of several individual shareholders.

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHAREHOLDER VOTING RESULTS (UNAUDITED)
--------------------------------------------------------------------------------

SHAREHOLDER MEETINGS
A special meeting of the shareholders of the Cambiar International Equity Fund (the "Fund") was held on June 14, 2004 to vote on the following matter:

PROPOSAL
To approve an amended fee schedule to the investment advisory agreement between the Trust, on behalf of the Fund, and Cambiar Investors LLC, to increase the Fund's investment advisory fee from 1.00% to 1.10%.

                                           % OF            % OF
                            SHARES        SHARES          SHARES
                             VOTED         VOTED        OUTSTANDING
                            -------       -------       -----------
   FOR ...............      587,017         81.93%         50.60%
   AGAINST ...........      128,374         17.92%         11.07%
   ABSTAIN ...........        1,075          0.15%          0.09%

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS
--------------------------------------------------------------------------------

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce your investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the six month period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that six month period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS
--------------------------------------------------------------------------------

DISCLOSURE OF FUND EXPENSES (UNTITLED)

                                   BEGINNING      ENDING
                                    ACCOUNT      ACCOUNT                      EXPENSES PAID
                                     VALUE        VALUE        ANNUALIZED        DURING
                                    4/30/04      10/31/04    EXPENSE RATIOS      PERIOD*
-------------------------------------------------------------------------------------------
CAMBIAR OPPORTUNITY FUND
-------------------------------------------------------------------------------------------
Actual Fund Return                 $ 1,000.00   $ 1,013.20        1.50%           $7.61
Hypothetical 5% Return               1,000.00     1,017.64        1.50             7.63
-------------------------------------------------------------------------------------------
CAMBIAR INTERNATIONAL EQUITY FUND
-------------------------------------------------------------------------------------------
Actual Fund Return                   1,000.00     1,008.80        1.72             8.71
Hypothetical 5% Return               1,000.00     1,016.53        1.72             8.74
-------------------------------------------------------------------------------------------

 * Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

                                   BEGINNING      ENDING
                                    ACCOUNT      ACCOUNT                      EXPENSES PAID
                                     VALUE        VALUE       ANNUALIZED         DURING
                                    8/31/04*     10/31/04   EXPENSE RATIOS      PERIOD**
-------------------------------------------------------------------------------------------
CAMBIAR CONQUISTADOR FUND
-------------------------------------------------------------------------------------------
Actual Fund Return                 $ 1,000.00   $ 1,029.00        1.85%           $3.14
Hypothetical 5% Return               1,000.00     1,005.26        1.85             3.10
-------------------------------------------------------------------------------------------


 *   Commencement of operations.

** Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 61/365 (to reflect the cumulative days since inception).

                                      NOTES

                                      NOTES

                                      NOTES

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

--------------------------------------------------------------------------------

                                THE CAMBIAR FUNDS
                                 P.O. Box 219009
                              Kansas City, MO 64121
                                 1-866-777-8227

                               INVESTMENT ADVISER
                             Cambiar Investors, LLC
                              2401 E. Second Avenue
                                    Suite 400
                                Denver, CO 80206

                                   DISTRIBUTOR
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                  ADMINISTRATOR
                      SEI Investments Global Funds Services
                                 Oaks, PA 19456

                                  LEGAL COUNSEL
                          Morgan, Lewis & Bockius, LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

          This information must be preceded or accompanied by a current prospectus for the Funds described.

CMB-SA-001-0300

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                     The Advisors' Inner Circle Fund


By (Signature and Title)*                        /s/ James F. Volk
                                                 -----------------
                                                 James F. Volk, President

Date December 22, 2004





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                        /s/ James F. Volk
                                                 -----------------
                                                 James F. Volk, President

Date December 22, 2004


By (Signature and Title)*                        /S/ Peter J. Golden
                                                 -------------------
                                                 Peter J. Golden, Controller
                                                 and CFO

Date December 22, 2004
* Print the name and title of each signing officer under his or her signature.